Lease liabilities - Summary of movements in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2022
Disclosure of Leases [Line Items]
Lease liabilities at beginning of period	$ 1,772	$ 3,116
Current	601	1,439	$ 1,471	$ 1,291
Lease liabilities	1,225	333	1,645	$ 2,278
Additions	1,255	462	767
Disposals on Lease Liabilities	(302)	(706)	(414)
Interest on lease contracts (see Note 18)	229	321	479
Foreign exchange loss (gain)	463	87	36
Payments	(1,591)	(1,508)	(1,321)
Lease liabilities at end of period	$ 1,826	$ 1,772	$ 3,116